UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                   --------------------------

Check here if Amendment [ ]; Amendment Number:
                                             ------------------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Harber Asset Management, LLC
          ---------------------------------------------
          237 Park Ave
          ---------------------------------------------
          Suite 900
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          New York, NY 10017
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Form 13F File Number:  28- 12251
                          ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
          ---------------------------------------------
Title:    Managing Member
          ---------------------------------------------
Phone:    (212) 808-7430
          ---------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Harold W. Berry III          New York, NY         February 14, 2012
----------------------------   --------------------    ---------------------
        [Signature]                [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                         --------------

Form 13F Information Table Entry Total:       47
                                         --------------

Form 13F Information Table Value Total:     74,124
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                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number   Name

     1       28-06273               Graham Partners, L.P.



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

                                Title of                 Market                 SH/     Investment     Other
Name                             Class      CUSIP        Value         Qty      PRN     Discretion    Managers   Shared
Nii Holdings Inc Nihd 3.125%
  06/15/2012                      Note     62913FAJ1       503       500,000    SH     Shared-Defined   1         500,000
PULSE ELECTRONICS CORP 7.000%
  12/15/14 C                      Note     74586WAA4       800     1,000,000    SH     Shared-Defined   1       1,000,000
VITESSE SEMICONDUCTOR 8.000%
  10/30/14 CV                     Note     928497AE6     3,569     4,150,000    SH     Shared-Defined   1       4,150,000
Alcatel-Lucent                    ADR      013904305       780       500,000    SH     Shared-Defined   1         500,000
ANCESTRY.COM INC                  COM      032803108     1,233        53,700    SH     Shared-Defined   1          53,700
Avid Technology Inc               COM      05367P100     1,921       225,160    SH     Shared-Defined   1         225,160
Avnet Inc                         COM      053807103     2,358        75,853    SH     Shared-Defined   1          75,853
Comverse Technology Inc           COM      205862402       686        10,000    SH     Shared-Defined   1          10,000
Convio Inc                        COM      21257W105     3,100       280,300    SH     Shared-Defined   1         280,300
Cisco Systems Inc                 COM      17275R102     3,907       216,074    SH     Shared-Defined   1         216,074
Dice Holdings Inc                 COM      253017107     1,442       174,000    SH     Shared-Defined   1         174,000
Emulex Corp                       COM      292475209     1,398       203,800    SH     Shared-Defined   1         203,800
Entegris Inc                      COM      29362U104     1,015       116,382    SH     Shared-Defined   1         116,382
Fiserv Inc                        COM      337738108       695        11,833    SH     Shared-Defined   1          11,833
Flextronics International Ltd     COM      Y2573F102     1,021       180,400    SH     Shared-Defined   1         180,400
HB Fuller Co                      COM      359694106     4,155       179,775    SH     Shared-Defined   1         179,775
Corning Inc                       COM      219350105     2,012       155,000    SH     Shared-Defined   1         155,000
Harmonic Inc                      COM      413160102       759       150,500    SH     Shared-Defined   1         150,500
INPHI CORP                        COM      45772F107     2,643       221,000    SH     Shared-Defined   1         221,000
KMG CHEMICALS INC                 COM      482564101     1,914       110,800    SH     Shared-Defined   1         110,800
Lowe's Cos Inc                    COM      548661107       870        34,310    SH     Shared-Defined   1          34,310
Lam Research Corp                 COM      512807108     2,795        75,500    SH     Shared-Defined   1          75,500
MIPS Technologies Inc             COM      604567107     1,608       360,400    SH     Shared-Defined   1         360,400
Monolithic Power Systems Inc      COM      609839105       398        26,433    SH     Shared-Defined   1          26,433
Marvell Technology Group Ltd      COM      G5876H105     1,713       123,700    SH     Shared-Defined   1         123,700
Microsoft Corp                    COM      594918104     2,635       101,500    SH     Shared-Defined   1         101,500
NII Holdings Inc                  COM      62913F201     3,152       147,983    SH     Shared-Defined   1         147,983
NetApp Inc                        COM      64110D104     1,832        50,500    SH     Shared-Defined   1          50,500
Pegasystems Inc                   COM      705573103     1,117        38,000    SH     Shared-Defined   1          38,000
PMC - Sierra Inc                  COM      69344F106     1,929       350,000    SH     Shared-Defined   1         350,000
RADWARE Ltd                       COM      M81873107       878        30,000    SH     Shared-Defined   1          30,000
COMSCORE INC                      COM      20564W105     1,575        74,300    SH     Shared-Defined   1          74,300
Silicon Image Inc                 COM      82705T102       484       103,000    SH     Shared-Defined   1         103,000
Sonus Networks Inc                COM      835916107     1,037       432,000    SH     Shared-Defined   1         432,000
Symantec Corp                     COM      871503108     1,049        67,000    SH     Shared-Defined   1          67,000
Neutral Tandem Inc                COM      64128B108       367        34,300    SH     Shared-Defined   1          34,300
TriQuint Semiconductor Inc        COM      89674K103     1,463       300,500    SH     Shared-Defined   1         300,500
TRW Automotive Holdings Corp      COM      87264S106     2,869        88,000    SH     Shared-Defined   1          88,000
Tyson Foods Inc                   COM      902494103     1,053        51,026    SH     Shared-Defined   1          51,026
Mac-gray Corp                     COM      554153106     1,307        94,794    SH     Shared-Defined   1          94,794
Viacom Inc                        COM      92553P201       799        17,592    SH     Shared-Defined   1          17,592
Vishay Intertechnology Inc        COM      928298108       656        73,000    SH     Shared-Defined   1          73,000
Whiting Petroleum Corp            COM      966387102     1,051        22,500    SH     Shared-Defined   1          22,500
Westell Technologies Inc          COM      957541105     1,434       646,081    SH     Shared-Defined   1         646,081
CGI GROUP INC - CL A              COM      39945C109     1,873        99,637    SH     Shared-Defined   1          99,637
INTERXION HOLDING NV              COM      NL0009693779    762        56,650    SH     Shared-Defined   1          56,650
Orbotech Ltd                      COM      M75253100     1,507       151,000    SH     Shared-Defined   1         151,000